SIGNIFICANT CUSTOMERS	12 Months Ended
Sep. 30, 2018
Significant Customers
SIGNIFICANT CUSTOMERS

12. SIGNIFICANT CUSTOMERS

For the fiscal year ended September 30, 2018, four customers accounted for 29% of Neurometric Services revenue and three customers accounted for 35% of accounts receivable at September 30, 2018.

For the fiscal year ended September 30, 2017, four customers accounted for 50% of Neurometric Services revenue and three customers accounted for 72% of accounts receivable at September 30, 2017.